Financial instruments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Financial instruments

14. Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by class as at March 31, 2019 are as follows:

Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$85,444	$—	$—	$85,444	$85,444
Investment in fixed deposits	15,907	—	—	15,907	15,907
Investments in marketable securities and mutual funds	—	134,493	—	134,493	134,493
Trade receivables	73,872	—	—	73,872	73,872
Unbilled revenue(1)	65,295	—	—	65,295	65,295
Funds held for clients	7,063	—	—	7,063	7,063
Prepayments and other assets(2)	5,375	—	—	5,375	5,375
Other non-current assets(3)	9,308	—	—	9,308	9,308
Derivative assets	—	2,077	17,004	19,081	19,081

Total carrying value	$262,264	$136,570	$17,004	$415,838	$415,838

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair value
Trade payables	$17,831	$—	$—	$17,831	$17,831
Long-term debt (includes current portion)(4)	61,800	—	—	61,800	61,800
Other employee obligations(5)	63,129	—	—	63,129	63,129
Provision and accrued expenses	27,619	—	—	27,619	27,619
Other liabilities(6)	2,288	3,197	—	5,485	5,485
Derivative liabilities	—	307	2,096	2,403	2,403

Total carrying value	$172,667	$3,504	$2,096	$178,267	$178,267

Notes:

(1)	Excluding non-financial assets $1,457.
(2)	Excluding non-financial assets $11,408.
(3)	Excluding non-financial assets $34,931.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $409.
(5)	Excluding non-financial liabilities $16,240.
(6)	Excluding non-financial liabilities $13,768.

The carrying value and fair value of financial instruments by class as at March 31, 2018 are as follows:

Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$99,829	$—	$—	$99,829	$99,829
Investment in fixed deposits	21,548	—	—	21,548	21,548
Investments in marketable securities and mutual funds	—	99,954	—	99,954	99,954
Trade receivables	71,388	—	—	71,388	71,388
Unbilled revenue	61,721	—	—	61,721	61,721
Funds held for clients	10,066	—	—	10,066	10,066
Prepayments and other assets(1)	4,410	—	—	4,410	4,410
Other non-current assets(2)	10,243	—	—	10,243	10,243
Derivative assets	—	2,212	12,771	14,983	14,983

Total carrying value	$279,205	$102,166	$12,771	$394,142	$394,142

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair value
Trade payables	$19,703	$—	$—	$19,703	$19,703
Long-term debt (includes current portion)(3)	89,900	—	—	89,900	89,900
Other employee obligations(4)	59,346	—	—	59,346	59,346
Provision and accrued expenses	28,826	—	—	28,826	28,826
Other liabilities(5)	2,447	11,388	—	13,835	13,835
Derivative liabilities	—	946	7,809	8,755	8,755

Total carrying value	$200,222	$12,334	$7,809	$220,365	$220,365

Notes:

(1)	Excluding non-financial assets $20,437.
(2)	Excluding non-financial assets $32,145.
(3)	Excluding non-financial asset (unamortized debt issuance cost) $769.
(4)	Excluding non-financial liabilities $14,892.
(5)	Excluding non-financial liabilities $13,566.

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis.

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2019 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Total	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$2,403	$—	$2,403	$(2,045)	$—	$358

Total	$2,403	$—	$2,403	$(2,045)	$—	$358

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2018 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral received
Derivative assets	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Total	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Total	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Fair value hierarchy

The following is the hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — other techniques for which all inputs have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3 — techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value is estimated using the discounted cash flow approach and market rates of interest. The valuation technique involves assumptions and judgments regarding risk characteristics of the instruments, discount rates and future cash flows.

The Company uses valuation techniques in measuring the fair value of financial instruments, where active market quotes are not available. In applying the valuation techniques, the Company makes maximum use of market inputs, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument. Where applicable data is not observable, the Company uses its best estimate about the assumptions that market participants would make. These estimates may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2019 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,077	$—	$2,077	$—
Investments in marketable securities and mutual funds	134,493	134,047	446	—
Financial assets at FVOCI
Foreign exchange contracts	16,611	—	16,611	—
Interest rate swaps	392	—	392	—

Total assets	$153,573	$134,047	$19,526	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$308	$—	$308	$—
Contingent consideration	3,197	—	—	3,197
Financial liabilities at FVOCI
Foreign exchange contracts	2,095	—	2,095	—

Total liabilities	$5,600	$—	$2,403	$3,197

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2018 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,212	$—	$2,212	$—
Investments in marketable securities and mutual funds	99,954	99,412	542	—
Financial assets at FVOCI
Foreign exchange contracts	11,709	—	11,709	—
Interest rate swaps	1,062	—	1,062	—

Total assets	$114,937	$99,412	$15,525	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$946	$—	$946	$—
Contingent consideration	11,388	—	—	11,388
Financial liabilities at FVOCI
Foreign exchange contracts	7,809	—	7,809	—

Total liabilities	$20,143	$—	$8,755	$11,388

Description of significant unobservable inputs to Level 3 valuation

The fair value of the contingent consideration liability was estimated using a probability weighted method and achievement of revenue target with a discount rate of 2.5%. One percentage point change in the unobservable inputs used in fair valuation of the contingent consideration does not have a significant impact on its value.

The fair value is estimated using discounted cash flow approach which involves assumptions and judgments regarding risk characteristics of the instruments, discount rates, future cash flows, foreign exchange spot, forward premium rates and market rates of interest.

The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2019	March 31, 2018
Balance at the beginning of the year	$11,388	$19,678
Additions	—	—
Payouts	(8,456)	(7,000)
Gain recognized in the consolidated statement of income	—	(1,553)
Finance expense recognized in the consolidated statement of income	265	263

Balance at the end of the year	$3,197	$11,388

During the years ended March 31, 2019 and 2018, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into and out of Level 3 fair value measurements.

Fair value on a non-recurring basis as at March 31, 2017

The non-recurring fair value measurement for the Auto Claim BPM CGU of $38,492 (before cost of disposal of $656) has been categorized as Level 3 fair value based on the inputs to the valuation technique used (Refer Note 10).

Derivative financial instruments

The primary risks managed by using derivative instruments are foreign currency exchange risk and interest rate risk. Forward and option contracts up to 24 months on various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies and monetary assets and liabilities held in non-functional currencies. Interest rate swaps are entered to manage interest rate risk associated with the Company’s floating rate borrowings. The Company’s primary exchange rate exposure is with the US dollar and pound sterling against the Indian rupee. For derivative instruments which qualify for cash flow hedge accounting, the Company records the effective portion of gain or loss from changes in the fair value of the derivative instruments in other comprehensive income/(loss), which is reclassified into earnings in the same period during which the hedged item affects earnings. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation. Determining the high degree of correlation between the change in fair value of the hedged item and the derivative instruments involves significant judgment including the probability of the occurrence of the forecasted transaction. When it is highly probable that a forecasted transaction will not occur, the Company discontinues the hedge accounting and recognizes immediately in the consolidated statement of income, the gains and losses attributable to such derivative instrument that were accumulated in other comprehensive income/(loss).

The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2019	March 31, 2018
Forward contracts (Sell)
In US dollars	$230,292	$242,418
In UK pound sterling	134,077	132,591
In Euro	34,251	23,883
In Australian dollars	43,271	48,147
Others	2,866	2,332

	$444,757	$449,371

Option contracts (Sell)
In US dollars	$134,060	$107,629
In UK pound sterling	122,377	116,401
In Euro	32,226	21,483
In Australian dollars	42,106	28,828
Others	—	927

	$330,769	$275,268

Interest rate swap contracts
In US dollars	61,800	89,900

The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2019, 2018 and 2017 are as follows:

	Year ended March 31,
	2019	2018	2017
Revenue	$66	11,231	$7,952
Foreign exchange gain, net	(2)	15,766	16,896
Finance expense	422	(561)	(71)
Income tax related to amounts reclassified into consolidated statement of income	(577)	(9,965)	(8,998)

Total	$(91)	16,471	$15,779

As at March 31, 2019, a gain amounting to $5,578 on account of cash flow hedges in relation to forward and option contracts entered is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 24 months and a gain amounting to $376 on account of cash flow hedges in relation to interest rate swaps is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 36 months.

Due to the discontinuation of cash flow hedge accounting on account of non-occurrence of original forecasted transactions by the end of the originally specified time period, the Company recognized in the consolidated statement of income a loss of $2, a loss of $20 and a gain of $666 for the years ended March 31, 2019, 2018 and 2017, respectively.

Financial risk management

Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk, interest rate risk, credit risk and liquidity risk. The Company’s primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Company is foreign exchange risk. The Company uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Company’s exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. The demographics of the customer including the default risk of the industry and country in which the customer operates also has an influence on credit risk assessment. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Risk management procedures

The Company manages market risk through treasury operations. Senior management and the Board of Directors approve the Company’s treasury operations’ objectives and policies. The activities of treasury operations include management of cash resources, implementation of hedging strategies for foreign currency exposures, implementation of borrowing strategies and monitoring compliance with market risk limits and policies. The Company’s foreign exchange committee, comprising the Chairman of the Board, Group Chief Executive Officer and Group Chief Financial Officer, is the approving authority for all hedging transactions.

Components of market risk

Exchange rate or currency risk

The Company’s exposure to market risk arises principally from exchange rate risk. Although substantially all of the Company’s revenue is denominated in pound sterling and US dollars, a significant portion of expenses for the year ended March 31, 2019 (net of payments to repair centers made as part of the Company’s WNS Auto Claims BPM segment) were incurred and paid in Indian rupees. The exchange rates among the Indian rupee, the pound sterling and the US dollar have changed substantially in recent years and may fluctuate substantially in the future. The Company hedges a portion of forecasted external and inter-company revenue denominated in foreign currencies with forward contracts and options.

Based upon the Company’s level of operations for the year ended March 31, 2019, a sensitivity analysis shows that a 10% appreciation or depreciation in the pound sterling against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended March 31, 2019 by approximately $23,451. Similarly, a 10% appreciation or depreciation in the Indian rupee against the US dollar would have increased or decreased, respectively, the Company’s expenses incurred and paid in Indian rupee for the year ended March 31, 2019 by approximately $30,976.

The foreign currency risk from non-derivative financial instruments as at March 31, 2019 is as follows:

	As at March 31, 2019
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$1,204	263	—	2,864	528	214	5,073
Trade receivables	100,713	48,198	3,629	17,107	12,459	3,395	185,501
Unbilled revenue	4,576	3,553	—	3,221	5,778	532	17,660
Prepayments and other current assets	522	311	2	82	85	16	1,018
Other non-current assets	4	—	—	—	—	15	19
Trade payables	(28,704)	(63,467)	(8,332)	(9,059)	(10,265)	(596)	(120,423)
Provisions and accrued expenses	(2,924)	(210)	(217)	(1,069)	(477)	(72)	(4,969)
Pension and other employee obligations	(127)	—	—	—	(28)	(177)	(332)
Other liabilities	(2)	(7)	—	—	—	(1)	(10)

Net assets/ (liabilities)	$75,262	(11,359)	(4,918)	13,146	8,080	3,326	83,537

The foreign currency risk from non-derivative financial instruments as at March 31, 2018 is as follows:

	As at March 31, 2018
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$399	4,735	—	2,991	339	610	9,074
Trade receivables	100,002	46,658	3,850	24,686	7,289	2,525	185,010
Unbilled revenue	7,178	3,209	—	643	6,230	858	18,118
Prepayments and other current assets	428	188	10	29	63	11	729
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(27,613)	(64,070)	(6,989)	(16,093)	(1,429)	(19)	(116,213)
Provisions and accrued expenses	(2,314)	(291)	(205)	—	(154)	(19)	(2,983)
Pension and other employee obligations	(134)	—	—	—	(12)	(306)	(452)
Other liabilities	(7)	(4)	—	—	—	—	(11)

Net assets/ (liabilities)	$77,942	(9,575)	(3,334)	12,256	12,325	3,676	93,291

Other currencies include currencies such as the Swiss Franc (CHF), Singapore Dollar (SGD), Philippine Peso (PHP), Canadian Dollar (CAD), Polish Zloty (PLN), Sri Lankan Rupee (LKR), Romanian Leu (RON), South African Rand (ZAR), New Zealand Dollar (NZD), Hong Kong Dollar (HKD), United Arab Emirates Dirham (AED), Chinese Yuan Renminbi (CNY), Costa Rican colon (CRC), Danish Krone (DKK), Swedish Krona (SEK), Malaysian Ringgit (MYR) and Turkish Lira (TRY).

As at March 31, 2019, every 5% appreciation or depreciation of the respective foreign currencies compared to the functional currency of the Company would impact the Company’s profit before tax from operating activities by approximately $3,152.

Interest rate risk

The Company’s exposure to interest rate risk arises from borrowings which have a floating rate of interest, which is linked to the US dollar LIBOR. The risk is managed by the Company by maintaining an appropriate mix of fixed and floating rate borrowings and by the use of interest rate swap contracts. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. In connection with the term loan facilities entered into in fiscal 2017, the Company entered into interest rate swap agreements with the banks in fiscal 2017. These swap agreements effectively convert the term loans from variable US dollar LIBOR interest rates to fixed rates, thereby managing the Company’s exposure to changes in market interest rates under the term loans. The amounts outstanding under swap agreements as at March 31, 2019 aggregated $61,800.

The Company monitors its positions and does not anticipate non-performance by the counterparties. The Company intends to selectively use interest rate swaps, options and other derivative instruments to manage exposure to interest rate movements. These exposures are reviewed by appropriate levels of management on a periodic basis. The Company does not enter into hedging agreements for speculative purposes.

Credit risk

Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. Trade receivables are typically unsecured and are derived from revenue earned from customers primarily located in the UK and the US. Credit risk is managed through periodical assessment of the financial reliability of customers, taking into account the financial condition, current economic trends, analysis of historical bad debts and ageing of trade receivables. The credit risk on marketable securities, FMPs, mutual funds, bank deposits and derivative financial instruments is limited because the counterparties are banks and mutual funds with high credit-ratings assigned by international credit rating agencies. The maximum exposure to credit risk at the reporting date is primarily from trade receivables and unbilled revenue which amounted to $73,872 and $66,752, respectively as at March 31, 2019 and $71,388 and $61,721, respectively, as at March 31, 2018.

The Company provides loss allowance using the ECL model on trade receivables and unbilled revenue with no significant financing component at an amount equal to lifetime ECL (Refer Note 8).

The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year Ended March 31,
	2019	2018	2017
Revenue from top customer	6.9%	6.8%	9.0%
Revenue from top five customers	27.1%	29.4%	32.1%

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity risk is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation. Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses and service financial obligations. In addition, the Company has concluded arrangements with reputable banks and has unused lines of credit of $74,274 as of March 31, 2019 that could be drawn upon should there be a need.

The contractual maturities of financial liabilities are as follows:

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion)(1)	$28,200	$16,800	$16,800	$61,800
Trade payables	17,831	—	—	17,831
Provision and accrued expenses	27,619	—	—	27,619
Other liabilities	5,485	—	—	5,485
Other employee obligations	63,129	—	—	63,129
Derivative financial instruments	2,096	307	—	2,403

Total(2)	$144,360	$17,107	$16,800	$178,267

Notes:

(1)	Before netting off debt issuance cost of $409.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2018
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion)(1)	$28,100	$28,200	$33,600	$89,900
Trade payables	19,703	—	—	19,703
Provision and accrued expenses	28,826	—	—	28,826
Other liabilities	10,680	3,154	—	13,834
Other employee obligations	59,347	—	—	59,347
Derivative financial instruments	6,466	2,289	—	8,755

Total(2)	$153,122	$33,643	$33,600	$220,365

Notes:

(1)	Before netting off debt issuance cost of $769.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2019	March 31, 2018
Cash and cash equivalents	$85,444	$99,829
Investments	150,400	121,502
Long-term debt (includes current portion)(1)	(61,800)	(89,900)

Net cash position	$174,044	$131,431

Note:

(1)	Before netting off debt issuance cost of $409 and $769 as at March 31, 2019 and March 31, 2018, respectively.